No. 2-29858
No. 811-1701
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 144
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 119
DAVIS NEW YORK VENTURE FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona  85756
(1-520-806-7600)
Agents For Service:	Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756

-or-

Richard Cutshall
Greenberg Traurig LLP
1144 15th Street
Suite 3300
Denver, CO 80202
It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on pursuant to paragraph (b)(1)(v) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on pursuant to paragraph (a)(2) of Rule 485
as soon as practicable after the effective date of this registration statement

Title of Securities being Registered Common Stock of:
DAVIS GLOBAL FUND Class A, C, and Y shares
DAVIS INTERNATIONAL FUND Class A, C, and Y shares
EXPLANATORY NOTE
This Post-Effective Amendment No. 144 to the Registration Statement meets the requirement to file XBRL statements on EDGAR.

DAVIS NEW YORK VENTURE FUND, INC.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 17th day of March 2020.
The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.
DAVIS NEW YORK VENTURE FUND, INC.

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.
Signature	Title	Date

/s/ Kenneth Eich* Kenneth Eich	Principal Executive Officer	March 17, 2020

/s/ Douglas Haines* Douglas Haines	Principal Financial Officer; and Principal Accounting Officer	March 17, 2020

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
*	Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 28 (q)(1).
*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
DAVIS NEW YORK VENTURE FUND, INC.
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on March 17, 2020, by the following persons in the capacities indicated.
Signature	Title

/s/ Marc P. Blum*	Director
Marc P. Blum

/s/ Andrew A. Davis*	Director
Andrew A. Davis

/s/ Christopher C. Davis*	Director
Christopher C. Davis

/s/ John Gates*	Director
John Gates

/s/ Thomas. S. Gayner*	Director
Thomas S. Gayner

/s/ Samuel H. Iapalucci*	Director
Samuel H. Iapalucci

/s/ Robert P. Morgenthau*	Director
Robert P. Morgenthau

/s/ Marsha Williams*	Director
Marsha Williams
*	Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 28 (q)(1).
*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

EXHIBIT LIST
XBRL Files for Davis Global Fund and Davis International Fund
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase